Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
The changes in the accumulated other comprehensive income are as follows:

The changes in the accumulated other comprehensive income are as follows:

	Cumulative translation adjustment	Hedge accounting	Changes in fair value of financial instruments	Total
At January 01, 2019	(109,788)	384	-	(109,404)
Translation adjustment on foreign subsidiaries	(21,115)	-	-	(21,115)
Cash flow hedge accounting	-	879	-	879
At December 31, 2019	(130,903)	1,263	-	(129,640)
Translation adjustment on foreign subsidiaries	(138,840)	-	-	(138,840)
Cash flow hedge accounting	-	3	-	3
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	(875)	(875)
At December 31, 2020	(269,743)	1,266	(875)	(269,352)
Translation adjustment on foreign subsidiaries	(64,575)	-	-	(64,575)
Cash flow hedge accounting	-	327	-	327
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	(7,441)	(7,441)
Changes in fair value of investments in equity instruments	-	-	(2,632)	(2,632)
At December 31, 2021	(334,318)	1,593	(10,948)	(343,673)
Attributable to NEXA's shareholders				(299,995)
Attributable to non-controlling interests				(43,678)

Schedule of earnings per share information

	2021	2020	2019
Net income (loss) for the year attributable to NEXA's shareholders	114,332	(559,247)	(145,135)
Weighted average number of outstanding shares – in thousands	132,439	132,439	132,622
Earnings (losses) per share - USD	0.86	(4.22)	(1.09)

Schedule of Summarised financial information of the non-controlling interests

Summarized balance sheet	NEXA PERU		Pollarix S.A.
	2021	2020	2021	2020
Current assets	680,609	590,948	23,070	14,537
Current liabilities	288,736	225,424	13,279	7,699
Current net assets	391,872	365,524	9,791	6,838

Non-current assets	1,345,420	1,472,015	53,516	48,831
Non-current liabilities	566,059	745,179	-	-
Non-current net assets	779,361	726,836	53,516	48,831

Net assets	1,171,233	1,092,360	63,307	55,669

Accumulated non-controlling interests	213,997	201,964	44,011	41,835

Summarized income statement	NEXA PERU		Pollarix S.A.
	2021	2020	2021	2020
Net revenues	828,571	541,099	20,996	8,591
Net income (loss) for the year	94,706	(207,866)	39,136	26,943
Other comprehensive loss	(940)	(5,575)	(2,977)	(28,548)
Total comprehensive income (loss) for the year	93,766	(213,441)	36,159	(1,605)

Comprehensive income (loss) attributable to non-controlling interests	12,991	(99,500)	24,947	(10,586)
Dividends paid to non-controlling interests	-	-	23,730	5,332

Summarized statement of cash flows	NEXA PERU		Pollarix S.A.
	2021	2020	2021	2020
Net cash provided by (used in) operating activities	179,842	31,370	(8,522)	(82)
Net cash used in investing activities	(93,632)	(48,883)	-	-
Net cash (used in) provided by financing activities	(92,905)	(113,415)	8,997	(868)
(Decrease) increase in cash and cash equivalents	(8,542)	(132,544)	475	(950)